Document and Entity Information	Oct. 22, 2021
Details
Registrant CIK	0001352952
Registrant Name	CFN ENTERPRISES INC.
SEC Form	8-K
Period End date	Oct. 22, 2021
Tax Identification Number (TIN)	20-3858769
Emerging Growth Company	false
Entity Incorporation, State or Country Code	DE
Entity File Number	000-52635
Entity Address, Address Line One	600 E. 8th Street
Entity Address, City or Town	Whitefish
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59937
City Area Code	833
Local Phone Number	420-2636
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false